SUPPLEMENTAL CONSOLIDATED BALANCE SHEETS INFORMATION	12 Months Ended
Dec. 31, 2023
SEC Schedule, 12-09, Valuation and Qualifying Accounts [Abstract]
SUPPLEMENTAL CONSOLIDATED BALANCE SHEETS INFORMATION
NOTE 22 -	SUPPLEMENTAL CONSOLIDATED BALANCE SHEETS INFORMATION

	Warranty provision	Provision for current expected credit losses

Balance, as of December 31, 2020	$250	$306
Additions	80	269
Deductions	(87)	(186)

Balance, as of December 31, 2021	$243	$389
Additions	-	200
Deductions	-	(62)

Balance, as of December 31, 2022	$243	$527
Additions	79	90
Deductions		(272)

Balance as of December 31. 2023	322	345